Business segment information	12 Months Ended
Dec. 31, 2020
Business segment information
Business segment information

27.Business segment information

The Bank’s activities are managed and executed in two business segments: Commercial and Treasury. Information related to each reportable segment is set out below. Business segment results are based on the Bank’s managerial accounting process, which assigns assets, liabilities, revenue and expense items to each business segment on a systematic basis. The maximum decision-making operating authority of the Bank is represented by the Chief Executive Officer and the Executive Committee, who review the internal management reports for each division at least every six months. Segment profit, as included in the internal management reports is used to measure performance as management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate within the same industry.

The Bank’s net interest income represents the main driver of profits; therefore, the Bank presents its interest-earning assets by business segment, to give an indication of the size of business generating net interest income.Interest-earning assets also generate gains and losses on sales, mainly from financial instruments at fair value through OCI and financial instruments at fair value through profit or loss, which are included in other income, net. The Bank also discloses its other assets and contingencies by business segment, to give an indication of the size of business that generates net fees and commissions, also included in net other income.

The Commercial Business Segment encompasses the Bank’s core business of financial intermediation and fee generating activities developed to cater to corporations, financial institutions and investors in Latin America.  These activities include the origination of bilateral short-term and medium-term loans, structured and syndicated credits, loan commitments, and financial guarantee contracts such as issued and confirmed letters of credit, stand-by letters of credit, guarantees covering commercial risk, and other assets consisting of customers’ liabilities under acceptances.

Profits from the Commercial Business Segment include (i) net interest income from loans; (ii) fees and commissions from the issuance, confirmation, negotiation , acceptance and amendment of letters of credit, guarantees and loan commitments, and through loan structuring and syndication activities; (iii) gain on sale of loans generated through loan intermediation activities, such as sales and distribution in the primary market; (iv) gain (loss) on sale on financial instruments measured at FVTPL; (v) reversal of (provision) for credit losses, (vi) gain (loss) on other non-financial assets, net; and (vii) direct and allocated operating expenses.

The Treasury Business Segment focuses on managing the Bank’s investment portfolio, and the overall structure of its assets and liabilities to achieve more efficient funding and liquidity positions for the Bank, mitigating the traditional financial risks associated with the consolidated statements of financial position, such as interest rate, liquidity, price and currency risks. Interest-earning assets managed by the Treasury Business Segment include liquidity positions in cash and cash equivalents, as well as highly liquid corporate debt securities rated above ‘A-‘, and financial instruments related to the investment management activities, consisting of securities at fair value through other comprehensive income (“FVOCI”) and securities at amortized cost (the “Investment Portfolio”). The Treasury Business Segment also manages the Bank’s interest-bearing liabilities, which constitute its funding sources, mainly deposits, short- and long-term borrowings and debt.

Profits from the Treasury Business Segment include net interest income derived from the above mentioned treasury assets and liabilities, and related net other income (net results from derivative financial instruments and foreign currency exchange, gain (loss) on financial instruments at FVTPL, gain (loss) on sale of securities at FVOCI, and other income), recovery or impairment loss on financial instruments, and direct and allocated operating expenses.

The following table provides certain information regarding the Bank’s operations by segment:

	December 31, 2020
	Commercial	Treasury	Total
Interest income	172,548	8,425	180,973
Interest expense	(690)	(87,833)	(88,523)
Inter-segment net interest income	(83,937)	83,937	—
Net interest income	87,921	4,529	92,450
Other income (expense), net	8,597	(1,890)	6,707
Total income	96,518	2,639	99,157

Reversal of (provision for) credit losses	1,889	(425)	1,464
Gain (loss) on non-financial assets, net	296	—	296
Operating expenses	(28,021)	(9,303)	(37,324)
Segment profit (loss)	70,682	(7,089)	63,593

Segment assets	4,989,009	1,293,081	6,282,090
Segment liabilities	92,309	5,139,955	5,232,264

	December 31, 2019
	Commercial	Treasury	Total
Interest income	253,462	20,220	273,682
Interest expense	(730)	(163,437)	(164,167)
Inter-segment net interest income	(144,334)	144,334	—
Net interest income	108,398	1,117	109,515
Other income (expense), net	15,577	1,565	17,142
Total income	123,975	2,682	126,657

(Provision for) reversal of credit losses	(744)	314	(430)
Gain (loss) on non-financial assets, net	500	—	500
Operating expenses	(31,183)	(9,491)	(40,674)
Segment profit (loss)	92,548	(6,495)	86,053

Segment assets	5,967,157	1,273,678	7,240,835
Segment liabilities	134,657	6,081,693	6,216,350

	December 31, 2018
	Commercial	Treasury	Total
Interest income	239,976	18,514	258,490
Interest expense	—	(148,747)	(148,747)
Inter-segment net interest income	(130,195)	130,195	—
Net interest income	109,781	(38)	109,743
Other income (expense), net	18,002	(156)	17,846
Total income	127,783	(194)	127,589

(Provision for) reversal of credit losses	(57,621)	106	(57,515)
(Loss) gain on non-financial assets, net	(5,967)	—	(5,967)
Operating expenses	(37,436)	(11,482)	(48,918)
Segment profit (loss)	26,759	(11,570)	15,189

Segment assets	5,734,159	1,858,333	7,592,492
Segment liabilities	12,985	6,588,995	6,601,980

Reconciliation on information on reportable segments
	2020	2019	2018
Profit for the year	63,593	86,053	15,189
Impairment loss on non-financial assets - unallocated	—	—	(4,051)
Total profit for the year	63,593	86,053	11,138

Assets:
Assets from reportable segments	6,282,090	7,240,835	7,592,492
Other assets - unallocated	6,808	8,831	16,693
Total assets	6,288,898	7,249,666	7,609,185

Liabilities:
Liabilities from reportable segments	5,232,264	6,216,350	6,601,980
Other liabilities - unallocated	18,714	17,149	13,615
Total liabilities	5,250,978	6,233,499	6,615,595

The Bank applied IFRS 16, as of January 1, 2019, using the modified retrospective approach to recognize right-of-use assets for $17.4 million presented within equipment and leasehold improvements and lease liabilities for $20.9 million.

As of December 31, 2020, assets and liabilities were allocated between Commercial and Treasury segments.

As a result of the adoption of the new standard in the year 2019, certain amounts related to equipment and leasehold improvements and intangibles were reclassified for presentation purposes in the consolidated financial statements.

Geographic information

The geographic information analyses the Bank’s revenue and non-current assets by the Bank’s country of domicile and other countries.  In presenting the geographic information below, segment revenue is based on customer’s country risk and segment non-current assets are based on the geographic location of the assets.

2020	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Total
Total revenues	7,580	7,054	14,480	13,462	7,142	9,242	8,163	32,034	99,157
Non-current assets*	19,888	129	535	56	—	—	212	591	21,411
2019	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Total
Total revenues	8,649	13,122	18,757	10,348	10,702	13,640	14,889	36,550	126,657
Non-current assets*	20,976	222	1,510	55	—	—	185	725	23,673
2018	Panama	Brazil	Mexico	Colombia	Costa Rica	Ecuador	Argentina	Other	Other
Total revenues	13,913	17,887	14,577	15,440	11,115	10,414	9,959	34,284	127,589
Non-current assets*	6,520	126	1,495	7	—	—	37	134	8,319

*      Includes equipment and lesehold improvements, intangibles and investment properties

Disaggregation of revenue from contract with customers

As of December 31, 2020, 2019, and 2018, respectively, the Bank has no customer, either individually or as group of companies, that represents more than 10% of total revenues.